CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues:
-Non-related parties	$ 1,637,966,032	$ 1,284,316,201	$ 1,879,247,942
-Related parties	16,390,032	10,513,212	19,674,164
Total net revenues	1,654,356,064	1,294,829,413	1,898,922,106
Cost of revenues
-Non-related parties	1,363,048,060	1,193,507,964	1,696,421,523
-Related parties	15,613,033	10,960,019	20,218,969
Total cost of revenues	1,378,661,093	1,204,467,983	1,716,640,492
Gross profit	275,694,971	90,361,430	182,281,614
Operating expenses:
Selling expenses	88,426,136	91,052,729	69,341,229
General and administrative expenses	44,767,586	128,826,340	86,268,786
Research and development expenses	11,684,993	12,998,122	19,838,547
Total operating expenses	144,878,715	232,877,191	175,448,562
Income (loss) from operations	130,816,256	(142,515,761)	6,833,052
Other income (expenses):
Interest expense	(46,244,456)	(53,304,640)	(43,843,586)
Interest income	11,972,758	13,359,962	8,446,647
Gain (loss) on change in foreign currency derivatives	10,764,226	(4,369,173)	(5,750,981)
Foreign exchange loss	(51,468,616)	(10,707,889)	(40,007,403)
Investment loss		(1,081,700)
Others	427,560
Other expenses, net	(74,548,528)	(56,103,440)	(81,155,323)
Income (loss) before income taxes and equity in loss of unconsolidated investees	56,267,728	(198,619,201)	(74,322,271)
Income tax (expense) benefit	(7,638,786)	5,433,410	(16,539,940)
Equity in loss of unconsolidated investees	(3,064,006)	(1,969,306)	(41,163)
Net income (loss)	45,564,936	(195,155,097)	(90,903,374)
Less: net income (loss) attributable to non-controlling interests	13,905,660	313,594	(99,174)
Net income (loss) attributable to Canadian Solar Inc.	$ 31,659,276	$ (195,468,691)	$ (90,804,200)
Earnings (loss) per share - basic (in dollars per share)	$ 0.68	$ (4.53)	$ (2.11)
Shares used in computation - basic (in shares)	46,306,739	43,190,778	43,076,489
Earnings (loss) per share - diluted (in dollars per share)	$ 0.63	$ (4.53)	$ (2.11)
Shares used in computation - diluted (in shares)	50,388,284	43,190,778	43,076,489